COVER LETTER

February 29, 2016

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds

(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds pursuant to Rule 497(e) under the Securities Act of 1933, as amended, are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus for the MassMutual Select Small Cap Value Equity Fund dated February 1, 2016, as filed under Rule 497(e) on February 12, 2016. The purpose of this filing is to submit the 497(e) filing dated February 12, 2016 in XBRL for the Fund.

Please address any questions or comments to the undersigned at (860) 562-2241.

Very truly yours,

/s/Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Select Funds